Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	For the Years Ended December 31,
	2015	2014	2013
Current
U.S. federal	$55,026	$48,577	$45,348
U.S. state and local	8,104	7,285	7,731
Foreign	397	597	511
Deferred
U.S. federal, state and local	6,323	6,970	(6,995)
Foreign	2	8	7
Total	$69,852	$63,437	$46,602

Schedule Of Temporary Differences That Give Rise To Deferred Tax Assets (Liabilities)

	December 31,
	2015	2014
Accrued liabilities	$39,529	$37,879
Stock compensation expense	8,555	11,591
Allowance for uncollectible accounts receivable	1,729	2,779
State net operating loss carryforwards	1,701	1,603
Other	896	807
Deferred income tax assets	52,410	54,659
Amortization of intangible assets	(50,136)	(47,946)
Accelerated tax depreciation	(18,030)	(15,641)
Currents assets	(1,576)	(1,519)
State income taxes	(1,465)	(698)
Market valuation of investments	(1,375)	(2,346)
Other	(857)	(1,023)
Deferred income tax liabilities	(73,439)	(69,173)
Net deferred income tax liabilities	$(21,029)	$(14,514)

Schedule Of Significant Changes To Unrecognized Tax Benefits

	2015	2014	2013
Balance at January 1,	$980	$892	$2,646
Unrecognized tax benefits due to positions taken in current year	260	247	219
Decrease due to expiration of statute of limitations	(188)	(159)	(1,973)
Balance at December 31,	$1,052	$980	$892

Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate

	For the Years Ended December 31,
	2015	2014	2013

Income tax provision calculated using the statutory rate of 35%	$63,044	$56,964	$43,340
State and local income taxes, less federal income tax effect	5,787	5,536	4,323
Uncertain tax position adjustments	-	-	(1,782)
Nondeductible expenses	1,438	1,290	1,250
Other --net	(417)	(353)	(529)
Income tax provision	$69,852	$63,437	$46,602
Effective tax rate	38.8%	39.0%	37.6%

Schedule Of Income Taxes Paid

2015	$62,928
2014	44,921
2013	55,827